                               [NATIONWIDE LOGO]

                                  NATIONWIDE(R)
                                    VARIABLE
                                     ACCOUNT


                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1998


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

         We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide Variable Account.

         The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

         We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

         Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 17, 1998

--------------------------------------------------------------------------------

                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 1998
                                   (UNAUDITED)

ASSETS:
   Investments at market value:
      American Century: Benham Short-Term Government Fund (ACBenSTGvt)
         331,139 shares (cost $3,143,255) .............................................................         $ 3,142,511
      American Century: Income & Growth Fund (ACIncGro)
         176,587 shares (cost $4,658,734) .............................................................           4,983,276
      American Century: Twentieth Century Growth Fund (ACTCGro)
         413,926 shares (cost $8,782,914) .............................................................          12,260,481
      American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
         94,220 shares (cost $890,523) ................................................................             971,411
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         445,167 shares (cost $12,803,972) ............................................................          15,068,911
      Delaware Group Delchester High-Yield Bond Fund, Inc. -
      Delchester Fund Institutional Class (DeHYBd)
         190,545 shares (cost $1,212,172) .............................................................           1,265,219
      Dreyfus A Bonds Plus, Inc. (DryABds)
         130,315 shares (cost $1,888,027) .............................................................           1,935,178
      Dreyfus Appreciation Fund, Inc. (DryApp)
         2,919 shares (cost $106,630) .................................................................             114,312
      Dreyfus Balanced Fund, Inc. (DryBal)
         6,590 shares (cost $113,842) .................................................................             112,747
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         301,937 shares (cost $8,527,995) .............................................................          10,175,291
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         75,278 shares (cost $794,903) ................................................................             934,958
      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         48,019 shares (cost $977,844) ................................................................           1,146,202
      Federated High Yield Trust (FedHiYld)
         3,236 shares (cost $31,449) ..................................................................              30,969
      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         89,851 shares (cost $899,454) ................................................................             910,195
      Fidelity Advisor Balanced Fund - Class T (FABal)
         38,580 shares (cost $746,777) ................................................................             770,452
      Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
         52,878 shares (cost $1,270,311) ..............................................................           1,515,479
      Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
         131,303 shares (cost $5,346,005) .............................................................           6,181,740
      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         237,851 shares (cost $3,030,799) .............................................................           3,058,762
      Fidelity Asset Manager(TM) (FidAsMgr)
         189,838 shares (cost $3,234,172) .............................................................           3,709,443
      Fidelity Capital & Income Fund (FidCapInc)
         123,304 shares (cost $1,139,733) .............................................................           1,277,425
      Fidelity Equity-Income Fund (FidEqInc)
         321,680 shares (cost $12,790,562) ............................................................          18,400,083
      Fidelity Magellan(R) Fund (FidMgln)
         172,587 shares (cost $15,037,103) ............................................................          18,920,761

      Fidelity Puritan(R) Fund (FidPurtn)
         662,667 shares (cost $11,957,004) ............................................................          14,008,786
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         21,812 shares (cost $246,677) ................................................................             275,487
      Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class 1 (FranMutSer)
         3,846 shares (cost $87,229) ..................................................................              87,025
      Janus Fund (JanFund)
         157,216 shares (cost $4,144,253) .............................................................           4,743,216
      Janus Twenty Fund (Jan20Fd)
         239,485 shares (cost $7,882,887) .............................................................          10,079,922
      Janus Worldwide Fund (JanWrldwde)
         131,787 shares (cost $5,322,736) .............................................................           6,211,138
      MFS(R) World Governments Fund - Class A (MFSWdGvt)
         62,494 shares (cost $707,777) ................................................................             695,555
      Nationwide(R) Bond Fund - Class D (NWBdFd)
         155,050 shares (cost $1,450,760) .............................................................           1,496,236
      Nationwide(R) Fund - Class D (NWFund)
         216,425 shares (cost $5,200,845) .............................................................           6,698,366
      Nationwide(R) Growth Fund - Class D (NWGroFd)
         254,982 shares (cost $3,419,701) .............................................................           4,283,690
      Nationwide(R) Money Market Fund (NWMyMkt)
         7,977,434 shares (cost $7,977,434) ...........................................................           7,977,434
      Nationwide(R) Intermediate U.S. Government Bond Fund (NWUSGvt)
         20,393 shares (cost $209,049) ................................................................             211,674
      Neuberger & Berman Genesis Trust (NBGenesTr)
         20,364 shares (cost $466,026) ................................................................             448,416
      Neuberger & Berman Guardian Trust (NBGuardTr)
         296,241 shares (cost $7,645,121) .............................................................           8,620,612
      Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
         82,185 shares (cost $820,529) ................................................................             819,387
      Neuberger & Berman Partners Fund (NBPartFd)
         328,027 shares (cost $8,812,528) .............................................................           9,240,530
      Oppenheimer Global Fund - Class A (OppGlob)
         150,316 shares (cost $6,327,915) .............................................................           6,953,599
      Phoenix Balanced Fund Series - Class A (PhxBalFd)
         46,506 shares (cost $765,577) ................................................................             789,675
      Strong Total Return Fund, Inc. (StTotRet)
         58,620 shares (cost $1,668,132) ..............................................................           1,803,752
      Templeton Foreign Fund - Class I (TemForFd)
         456,591 shares (cost $4,749,382) .............................................................           4,661,798
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         122,755 shares (cost $4,307,911) .............................................................           5,143,445
      Warburg Pincus Global Fixed - Income Fund - Common Shares (WPGlFxInc)
         5,160 shares (cost $53,390) ..................................................................              53,146
                                                                                                                -----------
            Total investments .........................................................................         202,188,695
   Accounts receivable ................................................................................              38,371
                                                                                                                -----------
            Total assets ..............................................................................         202,227,066
ACCOUNTS PAYABLE ......................................................................................                 645
                                                                                                                -----------
CONTRACT OWNERS' EQUITY (NOTE 4) ......................................................................       $ 202,226,421
                                                                                                                ===========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                  TOTAL                            ACBENSTGVT
                                                     -------------------------------     -------------------------------
                                                          1998              1997              1998              1997
                                                     -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $   1,251,682         1,181,299            82,236            91,925
  Mortality, expense and administration
    charges (note 2) ............................       (1,203,639)         (826,587)          (20,254)          (21,758)
                                                     -------------     -------------     -------------     -------------
    Net investment activity .....................           48,043           354,712            61,982            70,167
                                                     -------------     -------------     -------------     -------------

  Proceeds from mutual fund shares sold .........       27,457,889        26,655,100           172,680           693,417
  Cost of mutual fund shares sold ...............      (22,967,087)      (24,092,908)         (172,758)         (687,086)
                                                     -------------     -------------     -------------     -------------
    Realized gain (loss) on investments .........        4,490,802         2,562,192               (78)            6,331
  Change in unrealized gain (loss) on investments       17,741,833        12,623,122             3,545           (14,721)
                                                     -------------     -------------     -------------     -------------
    Net gain (loss) on investments ..............       22,232,635        15,185,314             3,467            (8,390)
                                                     -------------     -------------     -------------     -------------
  Reinvested capital gains ......................        1,107,191           374,659                 -                 -
                                                     -------------     -------------     -------------     -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       23,387,869        15,914,685            65,449            61,777
                                                     -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       27,976,833        18,534,519           636,726            95,566
  Transfers between funds .......................                -                 -           (62,716)          (59,561)
  Redemptions ...................................      (12,419,535)       (7,012,541)         (551,920)         (337,412)
  Annuity benefits ..............................          (13,817)          (11,540)             (474)             (467)
  Annual contract maintenance charge (note 2) ...          (79,548)          (62,190)           (1,106)           (1,282)
  Contingent deferred sales charges (note 2) ....         (193,828)         (149,519)           (1,402)          (14,178)
  Adjustments to maintain reserves ..............           13,721             8,971               (54)              (65)
                                                     -------------     -------------     -------------     -------------
      Net equity transactions ...................       15,283,826        11,307,700            19,054          (317,399)
                                                     -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       38,671,695        27,222,385            84,503          (255,622)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      163,554,726       114,788,417         3,059,798         3,326,874
                                                     -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $ 202,226,421       142,010,802         3,144,301         3,071,252
                                                     =============     =============     =============     =============

                                                               ACINCGRO                             ACTCGRO
                                                    -------------------------------     -------------------------------
                                                         1998              1997              1998              1997
                                                    -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          18,339             3,655                 -                 -
  Mortality, expense and administration
    charges (note 2) ............................         (23,799)           (2,870)          (73,692)          (64,242)
                                                    -------------     -------------     -------------     -------------
    Net investment activity .....................          (5,460)              785           (73,692)          (64,242)
                                                    -------------     -------------     -------------     -------------

  Proceeds from mutual fund shares sold .........       1,656,410           146,680           977,297         1,805,710
  Cost of mutual fund shares sold ...............      (1,589,020)         (137,531)         (729,700)       (1,740,608)
                                                    -------------     -------------     -------------     -------------
    Realized gain (loss) on investments .........          67,390             9,149           247,597            65,102
  Change in unrealized gain (loss) on investments         413,673            78,624         2,147,408         1,514,468
                                                    -------------     -------------     -------------     -------------
    Net gain (loss) on investments ..............         481,063            87,773         2,395,005         1,579,570
                                                    -------------     -------------     -------------     -------------
  Reinvested capital gains ......................          32,508                 -                 -                 -
                                                    -------------     -------------     -------------     -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         508,111            88,558         2,321,313         1,515,328
                                                    -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       1,735,562           105,054           286,089           275,836
  Transfers between funds .......................         907,647           343,694          (223,794)         (275,940)
  Redemptions ...................................         (61,889)             (406)         (621,158)         (991,041)
  Annuity benefits ..............................               -                 -            (5,940)           (5,584)
  Annual contract maintenance charge (note 2) ...            (486)              (42)          (10,712)          (12,733)
  Contingent deferred sales charges (note 2) ....          (1,890)                -            (2,754)          (13,749)
  Adjustments to maintain reserves ..............            (947)              (63)            4,594            10,290
                                                    -------------     -------------     -------------     -------------
      Net equity transactions ...................       2,577,997           448,237          (573,675)       (1,012,921)
                                                    -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       3,086,108           536,795         1,747,638           502,407
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       1,896,251           191,329        10,517,144         9,690,046
                                                    -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........       4,982,359           728,124        12,264,782        10,192,453
                                                    =============     =============     =============     =============

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                              ACTCINTLGR                       ACTCULTRA
                                                     ---------------------------     ---------------------------
                                                         1998            1997            1998            1997
                                                     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $        -               -               -               -
  Mortality, expense and administration
    charges (note 2) ............................         (4,845)         (3,270)        (84,391)        (52,857)
                                                     -----------     -----------     -----------     -----------
    Net investment activity .....................         (4,845)         (3,270)        (84,391)        (52,857)
                                                     -----------     -----------     -----------     -----------

  Proceeds from mutual fund shares sold .........        269,614         138,636         542,160       1,034,165
  Cost of mutual fund shares sold ...............       (231,090)       (128,229)       (425,865)       (688,761)
                                                     -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........         38,524          10,407         116,295         345,404
  Change in unrealized gain (loss) on investments        116,921          83,319       2,669,101         981,999
                                                     -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............        155,445          93,726       2,785,396       1,327,403
                                                     -----------     -----------     -----------     -----------
  Reinvested capital gains ......................              -               -               -               -
                                                     -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        150,600          90,456       2,701,005       1,274,546
                                                     -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        124,166          88,788       1,985,220       1,678,957
  Transfers between funds .......................        212,214        (102,149)       (252,660)       (579,771)
  Redemptions ...................................        (13,671)           (596)       (434,504)       (313,857)
  Annuity benefits ..............................              -               -               -               -
  Annual contract maintenance charge (note 2) ...           (176)           (115)         (6,508)         (3,446)
  Contingent deferred sales charges (note 2) ....           (300)            (15)        (12,691)         (9,285)
  Adjustments to maintain reserves ..............             13              (2)             67              51
                                                     -----------     -----------     -----------     -----------
      Net equity transactions ...................        322,246         (14,089)      1,278,924         772,649
                                                     -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        472,846          76,367       3,979,929       2,047,195
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        498,568         499,996      11,089,110       7,329,827
                                                     -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $   971,414         576,363      15,069,039       9,377,022
                                                     ===========     ===========     ===========     ===========


                                                              DEHYBD                           DRYABDS
                                                   ---------------------------     ---------------------------
                                                       1998            1997            1998            1997
                                                   -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       51,362          56,298          45,158          45,006
  Mortality, expense and administration
    charges (note 2) ............................       (8,670)         (7,835)        (11,961)        (11,416)
                                                   -----------     -----------     -----------     -----------
    Net investment activity .....................       42,692          48,463          33,197          33,590
                                                   -----------     -----------     -----------     -----------

  Proceeds from mutual fund shares sold .........      198,250         113,265         401,390         520,491
  Cost of mutual fund shares sold ...............     (171,384)       (112,153)       (386,969)       (533,026)
                                                   -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........       26,866           1,112          14,421         (12,535)
  Change in unrealized gain (loss) on investments       (7,512)         21,697           7,920           9,729
                                                   -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............       19,354          22,809          22,341          (2,806)
                                                   -----------     -----------     -----------     -----------
  Reinvested capital gains ......................            -               -               -               -
                                                   -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       62,046          71,272          55,538          30,784
                                                   -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      135,984         186,714         285,372         337,499
  Transfers between funds .......................      (76,008)        157,695        (120,752)       (343,957)
  Redemptions ...................................     (192,646)        (90,798)       (131,726)        (74,949)
  Annuity benefits ..............................            -               -               -               -
  Annual contract maintenance charge (note 2) ...         (232)           (219)           (578)           (480)
  Contingent deferred sales charges (note 2) ....       (1,466)         (2,252)         (1,116)         (1,364)
  Adjustments to maintain reserves ..............          (16)             80              (5)              2
                                                   -----------     -----------     -----------     -----------
      Net equity transactions ...................     (134,384)        251,220          31,195         (83,249)
                                                   -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      (72,338)        322,492          86,733         (52,465)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    1,340,246         958,214       1,848,441       1,854,653
                                                   -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    1,267,908       1,280,706       1,935,174       1,802,188
                                                   ===========     ===========     ===========     ===========

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)


                                                                 DRYAPP                           DRYBAL
                                                     ------------------------------  ------------------------------
                                                           1998           1997            1998            1997
                                                     --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................            $            -               -           1,182               -
  Mortality, expense and administration
    charges (note 2).....................                      (342)              -            (396)              -
                                                     --------------  --------------  --------------  --------------
    Net investment activity..............                      (342)              -             786               -
                                                     --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                       509               -          29,862               -
  Cost of mutual fund shares sold........                      (447)              -         (28,932)              -
                                                     --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                        62               -             930               -
  Change in unrealized gain (loss) on investments             7,682               -          (1,095)              -
                                                     --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......                     7,744               -            (165)              -
                                                     --------------  --------------  --------------  --------------
  Reinvested capital gains...............                         -               -               -               -
                                                     --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                     7,402               -             621               -
                                                     --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                    43,942               -          81,964               -
  Transfers between funds................                    62,971               -          59,683               -
  Redemptions............................                         -               -         (29,513)              -
  Annuity benefits.......................                         -               -               -               -
  Annual contract maintenance charge (note 2)                    (2)              -              (9)              -
  Contingent deferred sales charges (note 2)                      -               -               -               -
  Adjustments to maintain reserves.......                        26               -            (109)              -
                                                     --------------  --------------  --------------  --------------
      Net equity transactions............                   106,937               -         112,016               -
                                                     --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                   114,339               -         112,637               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                       -               -               -               -
                                                     --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....            $      114,339               -         112,637               -
                                                     ==============  ==============  ==============  ==============

                                                               DRY500IX                       DRY3DCEN
                                                    ---------------------------     ------------------------------
                                                         1998            1997             1998            1997
                                                    -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                       -                -               -               -
  Mortality, expense and administration
    charges (note 2).....................                 (58,750)         (25,708)         (5,354)         (3,168)
                                                    -------------   --------------  --------------  --------------
    Net investment activity..............                 (58,750)         (25,708)         (5,354)         (3,168)
                                                    -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..               1,727,626        1,554,236         142,102         332,261
  Cost of mutual fund shares sold........              (1,251,428)      (1,330,477)       (112,335)       (306,366)
                                                    -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..                 476,198          223,759          29,767          25,895
  Change in unrealized gain (loss) on investments         936,584          528,461         106,052          63,307
                                                    -------------   --------------  --------------  --------------
    Net gain (loss) on investments.......               1,412,782          752,220         135,819          89,202
                                                    -------------   --------------  --------------  --------------
  Reinvested capital gains...............                       -                -               -               -
                                                    -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.               1,354,032          726,512         130,465          86,034
                                                    -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................               2,328,467          929,158         115,584         152,763
  Transfers between funds................                (428,953)         285,192          16,146          (3,457)
  Redemptions............................                (686,704)        (108,026)        (46,422)        (21,806)
  Annuity benefits.......................                       -                -               -               -
  Annual contract maintenance charge (note 2)              (2,534)            (869)           (641)           (215)
  Contingent deferred sales charges (note 2)              (20,092)          (1,955)         (1,647)           (385)
  Adjustments to maintain reserves.......                     (15)              (5)             11              (5)
                                                    -------------   --------------  --------------  --------------
      Net equity transactions............               1,190,169        1,103,495          83,031         126,895
                                                    -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....               2,544,201        1,830,007         213,496         212,929
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             7,631,150        3,281,066         721,473         333,645
                                                    -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....              10,175,351        5,111,073         934,969         546,574
                                                    =============   ==============  ==============  ==============

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                  EVINCGRO                        FEDHIYLD
                                                       ------------------------------  ------------------------------
                                                             1998            1997           1998            1997
                                                       --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $       25,237          22,364             507               -
  Mortality, expense and administration
    charges (note 2)...............................            (7,440)         (5,924)            (81)              -
                                                       --------------  --------------  --------------  --------------
    Net investment activity........................            17,797          16,440             426               -
                                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............            71,981         101,520           2,288               -
  Cost of mutual fund shares sold..................           (61,729)        (98,118)         (2,294)              -
                                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............            10,252           3,402              (6)              -
  Change in unrealized gain (loss) on investments .           (13,202)         67,374            (480)              -
                                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................            (2,950)         70,776            (486)              -
                                                       --------------  --------------  --------------  --------------
  Reinvested capital gains.........................                 -               -               -               -
                                                       --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........            14,847          87,216             (60)              -
                                                       --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................           310,997          19,341          14,649               -
  Transfers between funds..........................             3,492         (21,936)         16,381               -
  Redemptions......................................          (292,365)        (40,973)              -               -
  Annuity benefits.................................                 -               -               -               -
  Annual contract maintenance charge (note 2) .....              (248)           (187)             (1)              -
  Contingent deferred sales charges (note 2) ......              (108)           (942)              -               -
  Adjustments to maintain reserves.................                 4               1               7               -
                                                       --------------  --------------  --------------  --------------
      Net equity transactions......................            21,772         (44,696)         31,036               -
                                                       --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............            36,619          42,520          30,976               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......         1,109,581         917,152               -               -
                                                       --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............    $    1,146,200         959,672          30,976               -
                                                       ==============  ==============  ==============  ==============

                                                                   FEDBDFD                           FABAL
                                                        ------------------------------  ------------------------------
                                                             1998             1997             1998           1997
                                                        -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            26,386            9,498           6,558           1,021
  Mortality, expense and administration
    charges (note 2)...............................            (4,741)          (1,627)         (2,092)           (426)
                                                        -------------   --------------  --------------  --------------
    Net investment activity........................            21,645            7,871           4,466             595
                                                        -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold............            31,038           17,330          18,987          15,243
  Cost of mutual fund shares sold..................           (30,200)         (17,533)        (15,881)        (14,365)
                                                        -------------   --------------  --------------  --------------
    Realized gain (loss) on investments............               838             (203)          3,106             878
  Change in unrealized gain (loss) on investments .              (191)           1,889          20,480           6,758
                                                        -------------   --------------  --------------  --------------
    Net gain (loss) on investments.................               647            1,686          23,586           7,636
                                                        -------------   --------------  --------------  --------------
  Reinvested capital gains.........................                 -                -               -               -
                                                        -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........            22,292            9,557          28,052           8,231
                                                        -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................           139,156              599         173,428          51,289
  Transfers between funds..........................           387,319          185,840         403,449          13,388
  Redemptions......................................            (4,901)          (3,667)         (9,547)         (5,952)
  Annuity benefits.................................                 -                -               -               -
  Annual contract maintenance charge (note 2) .....               (50)              (5)           (122)            (53)
  Contingent deferred sales charges (note 2) ......                (1)               -            (340)           (348)
  Adjustments to maintain reserves.................                16              (13)             44             (25)
                                                        -------------   --------------  --------------  --------------
      Net equity transactions......................           521,539          182,754         566,912          58,299
                                                        -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............           543,831          192,311         594,964          66,530
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......           371,500           99,894         175,488          29,841
                                                        -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............           915,331          292,205         770,452          96,371
                                                        =============   ==============  ==============  ==============

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                FAEQINC                         FAGROPP
                                                     ---------------------------     ---------------------------
                                                         1998            1997            1998            1997
                                                     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $     5,099           4,735               -               -
  Mortality, expense and administration
    charges (note 2) ............................         (9,063)         (5,330)        (36,301)        (18,867)
                                                     -----------     -----------     -----------     -----------
    Net investment activity .....................         (3,964)           (595)        (36,301)        (18,867)
                                                     -----------     -----------     -----------     -----------

  Proceeds from mutual fund shares sold .........        164,264          75,743         650,860         529,346
  Cost of mutual fund shares sold ...............       (123,934)        (64,906)       (498,858)       (460,076)
                                                     -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........         40,330          10,837         152,002          69,270
  Change in unrealized gain (loss) on investments        104,678         114,103         411,908         364,207
                                                     -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............        145,008         124,940         563,910         433,477
                                                     -----------     -----------     -----------     -----------
  Reinvested capital gains ......................          8,458               -          23,737               -
                                                     -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        149,502         124,345         551,346         414,610
                                                     -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        219,517          86,982       1,044,364         868,395
  Transfers between funds .......................         97,772          79,638         (51,666)        621,080
  Redemptions ...................................       (160,096)        (13,671)       (154,883)        (95,097)
  Annuity benefits ..............................              -               -               -               -
  Annual contract maintenance charge (note 2) ...           (465)           (164)         (1,828)           (576)
  Contingent deferred sales charges (note 2) ....         (1,215)           (589)         (4,198)         (3,001)
  Adjustments to maintain reserves ..............              1              (7)              6              26
                                                     -----------     -----------     -----------     -----------
      Net equity transactions ...................        155,514         152,189         831,795       1,390,827
                                                     -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        305,016         276,534       1,383,141       1,805,437
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      1,210,420         683,495       4,798,392       2,126,543
                                                     -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $ 1,515,436         960,029       6,181,533       3,931,980
                                                     ===========     ===========     ===========     ===========

                                                               FAHIYLD                       FIDASMGR
                                                    ---------------------------     ---------------------------
                                                        1998            1997            1998            1997
                                                    -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        92,312          42,970          55,659          50,181
  Mortality, expense and administration
    charges (note 2) ............................       (19,561)         (7,596)        (24,290)        (20,098)
                                                    -----------     -----------     -----------     -----------
    Net investment activity .....................        72,751          35,374          31,369          30,083
                                                    -----------     -----------     -----------     -----------

  Proceeds from mutual fund shares sold .........       610,358          61,592         648,650         614,319
  Cost of mutual fund shares sold ...............      (573,778)        (60,780)       (476,263)       (519,825)
                                                    -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........        36,580             812         172,387          94,494
  Change in unrealized gain (loss) on investments        14,936          24,133          63,977         188,211
                                                    -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............        51,516          24,945         236,364         282,705
                                                    -----------     -----------     -----------     -----------
  Reinvested capital gains ......................             -               -               -               -
                                                    -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       124,267          60,319         267,733         312,788
                                                    -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       544,801         372,041         308,672         318,825
  Transfers between funds .......................       (13,554)        373,166         (61,501)       (238,502)
  Redemptions ...................................       (87,514)        (27,763)       (459,994)       (212,727)
  Annuity benefits ..............................             -               -               -               -
  Annual contract maintenance charge (note 2) ...          (495)           (121)         (1,254)         (1,057)
  Contingent deferred sales charges (note 2) ....        (2,306)           (474)        (12,242)         (5,873)
  Adjustments to maintain reserves ..............           776               9              (1)             17
                                                    -----------     -----------     -----------     -----------
      Net equity transactions ...................       441,708         716,858        (226,320)       (139,317)
                                                    -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       565,975         777,177          41,413         173,471
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,492,698         797,492       3,668,034       3,044,222
                                                    -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     3,058,673       1,574,669       3,709,447       3,217,693
                                                    ===========     ===========     ===========     ===========

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                               FIDCAPINC                       FIDEQINC
                                                     ---------------------------     ---------------------------
                                                         1998            1997            1998            1997
                                                     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $    56,168          49,215         150,369         169,340
  Mortality, expense and administration
    charges (note 2) ............................         (8,374)         (7,149)       (119,439)        (96,415)
                                                     -----------     -----------     -----------     -----------
    Net investment activity .....................         47,794          42,066          30,930          72,925
                                                     -----------     -----------     -----------     -----------

  Proceeds from mutual fund shares sold .........        113,858          79,058       2,180,886       1,526,472
  Cost of mutual fund shares sold ...............        (93,059)        (67,951)     (1,313,998)     (1,018,509)
                                                     -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........         20,799          11,107         866,888         507,963
  Change in unrealized gain (loss) on investments         24,210           9,667         703,291       1,554,107
                                                     -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............         45,009          20,774       1,570,179       2,062,070
                                                     -----------     -----------     -----------     -----------
  Reinvested capital gains ......................              -               -         202,098         161,586
                                                     -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         92,803          62,840       1,803,207       2,296,581
                                                     -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          1,897               -         777,644         444,653
  Transfers between funds .......................         (8,199)            (19)       (577,186)         99,046
  Redemptions ...................................        (95,540)        (69,355)     (1,027,550)     (1,144,153)
  Annuity benefits ..............................           (992)           (531)         (2,451)         (1,584)
  Annual contract maintenance charge (note 2) ...         (1,557)         (1,792)        (11,598)        (12,538)
  Contingent deferred sales charges (note 2) ....           (285)           (280)         (6,074)        (12,777)
  Adjustments to maintain reserves ..............           (144)           (883)           (362)             48
                                                     -----------     -----------     -----------     -----------
      Net equity transactions ...................       (104,820)        (72,860)       (847,577)       (627,305)
                                                     -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        (12,017)        (10,020)        955,630       1,669,276
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      1,289,328       1,238,341      17,444,026      14,264,106
                                                     -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $ 1,277,311       1,228,321      18,399,656      15,933,382
                                                     ===========     ===========     ===========     ===========


                                                                FIDMGLN                       FIDPURTN
                                                     ---------------------------     ---------------------------
                                                         1998            1997             1998            1997
                                                     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         32,373         108,309         213,904         158,246
  Mortality, expense and administration
    charges (note 2) ............................       (108,688)        (78,838)        (85,213)        (57,211)
                                                     -----------     -----------     -----------     -----------
    Net investment activity .....................        (76,315)         29,471         128,691         101,035
                                                     -----------     -----------     -----------     -----------

  Proceeds from mutual fund shares sold .........        703,725       1,651,101         833,965         609,642
  Cost of mutual fund shares sold ...............       (627,077)     (1,363,490)       (606,507)       (531,404)
                                                     -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........         76,648         287,611         227,458          78,238
  Change in unrealized gain (loss) on investments      2,176,817       1,232,780         901,811         947,544
                                                     -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............      2,253,465       1,520,391       1,129,269       1,025,782
                                                     -----------     -----------     -----------     -----------
  Reinvested capital gains ......................        424,082         210,841               -               -
                                                     -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      2,601,232       1,760,703       1,257,960       1,126,817
                                                     -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      2,384,328       1,447,714       1,878,950       1,563,781
  Transfers between funds .......................         22,098      (1,382,374)       (238,414)        (91,155)
  Redemptions ...................................       (653,288)       (482,354)       (728,427)       (190,582)
  Annuity benefits ..............................              -               -               -               -
  Annual contract maintenance charge (note 2) ...         (8,176)         (6,133)         (3,813)         (2,683)
  Contingent deferred sales charges (note 2) ....        (16,398)        (17,472)        (16,203)         (5,951)
  Adjustments to maintain reserves ..............         10,246              52              29              34
                                                     -----------     -----------     -----------     -----------
      Net equity transactions ...................      1,738,810        (440,567)        892,122       1,273,444
                                                     -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      4,340,042       1,320,136       2,150,082       2,400,261
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     14,580,812      11,693,770      11,858,759       7,789,643
                                                     -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     18,920,854      13,013,906      14,008,841      10,189,904
                                                     ===========     ===========     ===========     ===========

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                   FIDVLPHL                       FRANMUTSER
                                                       ------------------------------  ------------------------------
                                                             1998            1997           1998            1997
                                                       --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $       19,285          18,061               -               -
  Mortality, expense and administration
    charges (note 2)...............................            (1,817)         (1,529)           (222)              -
                                                       --------------  --------------  --------------  --------------
    Net investment activity........................            17,468          16,532            (222)              -
                                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............            11,092          27,147              93               -
  Cost of mutual fund shares sold..................           (10,213)        (25,560)            (88)              -
                                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............               879           1,587               5               -
  Change in unrealized gain (loss) on investments .           (19,204)         (2,226)           (204)              -
                                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................           (18,325)           (639)           (199)              -
                                                       --------------  --------------  --------------  --------------
  Reinvested capital gains.........................            12,254           2,232               -               -
                                                       --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........            11,397          18,125            (421)              -
                                                       --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................                 -               -          64,461               -
  Transfers between funds..........................                 -          (4,194)         22,986               -
  Redemptions......................................            (8,989)        (21,184)              -               -
  Annuity benefits.................................                 -               -               -               -
  Annual contract maintenance charge (note 2) .....               (79)           (124)              -               -
  Contingent deferred sales charges (note 2) ......                 -             (95)              -               -
  Adjustments to maintain reserves.................                (4)           (185)        361,493               -
                                                       --------------  --------------  --------------  --------------
      Net equity transactions......................            (9,072)        (25,782)        448,940               -
                                                       --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............             2,325          (7,657)        448,519               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......           273,172         269,844               -               -
                                                       --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............    $      275,497         262,187         448,519               -
                                                       ==============  ==============  ==============  ==============

                                                                  JANFUND                         JAN20FD
                                                      ------------------------------  ------------------------------
                                                          1998              1997           1998            1997
                                                      -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          13,196                -             166               -
  Mortality, expense and administration
    charges (note 2)...............................         (26,648)         (15,077)        (48,625)        (27,452)
                                                      -------------   --------------  --------------  --------------
    Net investment activity........................         (13,452)         (15,077)        (48,459)        (27,452)
                                                      -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold............         325,074          336,177         581,973       1,581,620
  Cost of mutual fund shares sold..................        (291,741)        (314,835)       (526,333)     (1,445,719)
                                                      -------------   --------------  --------------  --------------
    Realized gain (loss) on investments............          33,333           21,342          55,640         135,901
  Change in unrealized gain (loss) on investments .         734,487          266,838       2,245,913         631,562
                                                      -------------   --------------  --------------  --------------
    Net gain (loss) on investments.................         767,820          288,180       2,301,553         767,463
                                                      -------------   --------------  --------------  --------------
  Reinvested capital gains.........................               -                -               -               -
                                                      -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........         754,368          273,103       2,253,094         740,011
                                                      -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................         729,270          644,915       1,140,954         984,290
  Transfers between funds..........................         (86,541)         438,419       1,059,783          (3,586)
  Redemptions......................................         (97,992)         (64,103)       (272,277)       (243,098)
  Annuity benefits.................................               -                -               -               -
  Annual contract maintenance charge (note 2) .....          (1,433)            (362)         (2,542)         (1,129)
  Contingent deferred sales charges (note 2) ......          (2,083)          (1,142)         (8,361)         (4,758)
  Adjustments to maintain reserves.................              24               (4)             95              33
                                                      -------------   --------------  --------------  --------------
      Net equity transactions......................         541,245        1,017,723       1,917,652         731,752
                                                      -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       1,295,613        1,290,826       4,170,746       1,471,763
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       3,447,634        1,609,117       5,909,299       3,399,603
                                                      -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............       4,743,247        2,899,943      10,080,045       4,871,366
                                                      =============   ==============  ==============  ==============

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                             JANWRLDWDE                       MFSWDGVT
                                                     ---------------------------     ---------------------------
                                                         1998            1997            1998            1997
                                                     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $     1,347               -               -               -
  Mortality, expense and administration
    charges (note 2) ............................        (32,993)         (9,942)         (4,825)         (6,285)
                                                     -----------     -----------     -----------     -----------
    Net investment activity .....................        (31,646)         (9,942)         (4,825)         (6,285)
                                                     -----------     -----------     -----------     -----------

  Proceeds from mutual fund shares sold .........        831,635         309,800          91,531         339,743
  Cost of mutual fund shares sold ...............       (690,278)       (297,970)        (90,099)       (366,667)
                                                     -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........        141,357          11,830           1,432         (26,924)
  Change in unrealized gain (loss) on investments        941,630         284,944          19,437            (319)
                                                     -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............      1,082,987         296,774          20,869         (27,243)
                                                     -----------     -----------     -----------     -----------
  Reinvested capital gains ......................              -               -               -               -
                                                     -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      1,051,341         286,832          16,044         (33,528)
                                                     -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      1,208,916         410,162          12,834          16,570
  Transfers between funds .......................         68,117       1,229,066         (15,506)       (129,613)
  Redemptions ...................................        (87,360)        (12,516)        (72,327)        (74,976)
  Annuity benefits ..............................              -               -          (1,312)         (1,301)
  Annual contract maintenance charge (note 2) ...         (1,374)           (148)           (701)           (873)
  Contingent deferred sales charges (note 2) ....         (3,157)             (5)           (761)         (1,161)
  Adjustments to maintain reserves ..............             35               5             135              (1)
                                                     -----------     -----------     -----------     -----------
      Net equity transactions ...................      1,185,177       1,626,564         (77,638)       (191,355)
                                                     -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      2,236,518       1,913,396         (61,594)       (224,883)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      3,974,671         465,306         761,789       1,044,394
                                                     -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $ 6,211,189       2,378,702         700,195         819,511
                                                     ===========     ===========     ===========     ===========

                                                              NWBDFD                           NWFUND
                                                    ---------------------------     ---------------------------
                                                        1998            1997            1998            1997
                                                    -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        48,536          50,589          30,871          20,071
  Mortality, expense and administration
    charges (note 2) ............................       (10,514)        (10,063)        (37,119)        (18,174)
                                                    -----------     -----------     -----------     -----------
    Net investment activity .....................        38,022          40,526          (6,248)          1,897
                                                    -----------     -----------     -----------     -----------

  Proceeds from mutual fund shares sold .........       352,636         250,075         846,656         254,019
  Cost of mutual fund shares sold ...............      (330,039)       (273,436)       (444,496)       (158,378)
                                                    -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........        22,597         (23,361)        402,160          95,641
  Change in unrealized gain (loss) on investments        (4,255)          7,935         410,454         490,047
                                                    -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............        18,342         (15,426)        812,614         585,688
                                                    -----------     -----------     -----------     -----------
  Reinvested capital gains ......................             -               -         240,525               -
                                                    -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        56,364          25,100       1,046,891         587,585
                                                    -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       290,794         130,601       1,333,034         110,574
  Transfers between funds .......................      (161,641)       (224,057)        320,210         182,821
  Redemptions ...................................      (401,192)        (21,775)       (503,654)        (41,895)
  Annuity benefits ..............................          (106)           (100)           (810)           (586)
  Annual contract maintenance charge (note 2) ...          (583)           (521)         (1,592)           (948)
  Contingent deferred sales charges (note 2) ....          (605)           (625)           (920)           (183)
  Adjustments to maintain reserves ..............           (29)            (13)         (1,159)           (844)
                                                    -----------     -----------     -----------     -----------
      Net equity transactions ...................      (273,362)       (116,490)      1,145,109         248,939
                                                    -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      (216,998)        (91,390)      2,192,000         836,524
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,713,185       1,616,821       4,500,730       2,488,828
                                                    -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     1,496,187       1,525,431       6,692,730       3,325,352
                                                    ===========     ===========     ===========     ===========

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                    NWGROFD                         NWMYMKT
                                                         ------------------------------  ------------------------------
                                                               1998            1997            1998            1997
                                                         --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................   $        5,977          18,800         208,548         206,059
  Mortality, expense and administration
    charges (note 2)..................................          (30,077)        (25,136)        (54,216)        (54,634)
                                                         --------------  --------------  --------------  --------------
    Net investment activity...........................          (24,100)         (6,336)        154,332         151,425
                                                         --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold...............        1,296,735         508,855       6,665,897       7,885,564
  Cost of mutual fund shares sold.....................         (795,926)       (306,509)     (6,665,897)     (7,885,564)
                                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on investments...............          500,809         202,346               -               -
  Change in unrealized gain (loss) on investments ....          145,923         445,355               -               -
                                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments....................          646,732         647,701               -               -
                                                         --------------  --------------  --------------  --------------
  Reinvested capital gains............................          160,091               -               -               -
                                                         --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............          782,723         641,365         154,332         151,425
                                                         --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................................          198,265          58,262       1,857,116       2,574,646
  Transfers between funds.............................          117,725           2,432        (396,562)       (844,632)
  Redemptions.........................................       (1,216,279)       (225,679)     (1,340,322)     (1,070,376)
  Annuity benefits....................................             (785)           (612)           (947)           (775)
  Annual contract maintenance charge (note 2) ........           (1,807)         (1,492)         (4,571)         (4,846)
  Contingent deferred sales charges (note 2) .........           (2,926)         (2,616)        (31,573)        (18,493)
  Adjustments to maintain reserves....................              (99)            (46)            406             216
                                                         --------------  --------------  --------------  --------------
      Net equity transactions.........................         (905,906)       (169,751)         83,547         635,740
                                                         --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.................         (123,183)        471,614         237,879         787,165
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..........        4,406,739       3,683,393       7,765,550       7,675,383
                                                         --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.................   $    4,283,556       4,155,007       8,003,429       8,462,548
                                                         ==============  ==============  ==============  ==============

                                                                    NWUSGVT                          NBGENESTR
                                                         ------------------------------  ------------------------------
                                                              1998             1997           1998            1997
                                                         -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................           3,670            1,086               -               -
  Mortality, expense and administration
    charges (note 2)..................................            (886)            (238)         (1,463)              -
                                                         -------------   --------------  --------------  --------------
    Net investment activity...........................           2,784              848          (1,463)              -
                                                         -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold...............           3,941           46,252           7,905               -
  Cost of mutual fund shares sold.....................          (3,825)         (46,295)         (7,457)              -
                                                         -------------   --------------  --------------  --------------
    Realized gain (loss) on investments...............             116              (43)            448               -
  Change in unrealized gain (loss) on investments ....             725              260         (17,611)              -
                                                         -------------   --------------  --------------  --------------
    Net gain (loss) on investments....................             841              217         (17,163)              -
                                                         -------------   --------------  --------------  --------------
  Reinvested capital gains............................           1,363                -               -               -
                                                         -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............           4,988            1,065         (18,626)              -
                                                         -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................................         102,002           21,136         192,859               -
  Transfers between funds.............................          33,119          (38,110)        276,754
  Redemptions.........................................          (3,498)          (4,312)         (2,460)              -
  Annuity benefits....................................               -                -               -               -
  Annual contract maintenance charge (note 2) ........             (85)             (20)             (7)              -
  Contingent deferred sales charges (note 2) .........             (23)            (206)              -               -
  Adjustments to maintain reserves....................               6               (6)       (361,477)              -
                                                         -------------   --------------  --------------  --------------
      Net equity transactions.........................         131,521          (21,518)        105,669               -
                                                         -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.................         136,509          (20,453)         87,043               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..........          75,160           65,790               -               -
                                                         -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.................         211,669           45,337          87,043               -
                                                         =============   ==============  ==============  ==============

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                 NBGUARD TR                       NBLTDMAT
                                                      ------------------------------  ------------------------------
                                                           1998            1997            1998            1997
                                                      --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $       20,579          16,044          24,146          26,152
  Mortality, expense and administration
    charges (note 2)...............................          (54,913)        (39,603)         (5,204)         (5,295)
                                                      --------------  --------------  --------------  --------------
    Net investment activity........................          (34,334)        (23,559)         18,942          20,857
                                                      --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............          774,277         432,748         106,606         368,717
  Cost of mutual fund shares sold..................         (643,648)       (320,754)       (105,877)       (369,101)
                                                      --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............          130,629         111,994             729            (384)
  Change in unrealized gain (loss) on investments .          838,830         627,893          (3,833)           (605)
                                                      --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................          969,459         739,887          (3,104)           (989)
                                                      --------------  --------------  --------------  --------------
  Reinvested capital gains.........................                -               -               -               -
                                                      --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........          935,125         716,328          15,838          19,868
                                                      --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................          948,462       1,171,873         110,110         240,160
  Transfers between funds..........................         (586,492)         76,732         (72,694)       (197,860)
  Redemptions......................................         (303,030)       (199,249)        (18,587)        (82,046)
  Annuity benefits.................................                -               -               -               -
  Annual contract maintenance charge (note 2) .....           (2,618)         (1,600)           (265)           (175)
  Contingent deferred sales charges (note 2) ......           (5,408)         (5,979)           (159)         (2,247)
  Adjustments to maintain reserves.................               21              38              72               3
                                                      --------------  --------------  --------------  --------------
      Net equity transactions......................           50,935       1,041,815          18,477         (42,165)
                                                      --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............          986,060       1,758,143          34,315         (22,297)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        7,634,575       5,226,230         785,148         820,873
                                                      --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............   $    8,620,635       6,984,373         819,463         798,576
                                                      ==============  ==============  ==============  ==============

                                                               NBPARTFD                         OPPGLOB
                                                    ------------------------------  ------------------------------
                                                         1998            1997            1998            1997
                                                    -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................             -                -               -               -
  Mortality, expense and administration
    charges (note 2)...............................       (55,708)         (31,260)        (41,245)        (29,996)
                                                    -------------   --------------  --------------  --------------
    Net investment activity........................       (55,708)         (31,260)        (41,245)        (29,996)
                                                    -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold............       651,741          431,852       1,289,476         868,740
  Cost of mutual fund shares sold..................      (523,950)        (313,974)     (1,025,513)       (729,148)
                                                    -------------   --------------  --------------  --------------
    Realized gain (loss) on investments............       127,791          117,878         263,963         139,592
  Change in unrealized gain (loss) on investments .       387,808          609,613         484,046         579,090
                                                    -------------   --------------  --------------  --------------
    Net gain (loss) on investments.................       515,599          727,491         748,009         718,682
                                                    -------------   --------------  --------------  --------------
  Reinvested capital gains.........................             -                -               -               -
                                                    -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........       459,891          696,231         706,764         688,686
                                                    -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................     1,989,855          797,599         813,616         632,588
  Transfers between funds..........................           137          324,563          36,819         (97,003)
  Redemptions......................................      (621,295)         (91,442)       (289,537)       (272,745)
  Annuity benefits.................................             -                -               -               -
  Annual contract maintenance charge (note 2) .....        (2,549)          (1,243)         (2,540)         (2,015)
  Contingent deferred sales charges (note 2) ......       (12,289)          (2,099)         (7,283)         (9,156)
  Adjustments to maintain reserves.................           (50)              65              26              65
                                                    -------------   --------------  --------------  --------------
      Net equity transactions......................     1,353,809        1,027,443         551,101         251,734
                                                    -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     1,813,700        1,723,674       1,257,865         940,420
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     7,426,836        4,146,403       5,695,782       4,116,590
                                                    -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............     9,240,536        5,870,077       6,953,647       5,057,010
                                                    =============   ==============  ==============  ==============

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                              PHXBALFD                     STTOTRET
                                                     -------------------------     -------------------------
                                                        1998           1997           1998            1997
                                                     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $    8,127          6,504          2,892          5,170
  Mortality, expense and administration
    charges (note 2) ............................        (4,749)        (3,267)       (10,884)        (8,743)
                                                     ----------     ----------     ----------     ----------
    Net investment activity .....................         3,378          3,237         (7,992)        (3,573)
                                                     ----------     ----------     ----------     ----------

  Proceeds from mutual fund shares sold .........        28,884        172,594        231,676        216,379
  Cost of mutual fund shares sold ...............       (29,576)      (177,663)      (247,061)      (197,877)
                                                     ----------     ----------     ----------     ----------
    Realized gain (loss) on investments .........          (692)        (5,069)       (15,385)        18,502
  Change in unrealized gain (loss) on investments        63,343         55,799        269,048        134,426
                                                     ----------     ----------     ----------     ----------
    Net gain (loss) on investments ..............        62,651         50,730        253,663        152,928
                                                     ----------     ----------     ----------     ----------
  Reinvested capital gains ......................         2,075              -              -              -
                                                     ----------     ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        68,104         53,967        245,671        149,355
                                                     ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        84,398        115,195        173,006        266,097
  Transfers between funds .......................           113       (142,655)      (143,012)       149,120
  Redemptions ...................................       (25,662)        (4,557)       (83,276)      (155,445)
  Annuity benefits ..............................             -              -              -              -
  Annual contract maintenance charge (note 2) ...          (308)          (151)          (435)          (278)
  Contingent deferred sales charges (note 2) ....          (732)          (132)        (1,224)        (3,990)
  Adjustments to maintain reserves ..............             2              2             25            157
                                                     ----------     ----------     ----------     ----------
      Net equity transactions ...................        57,811        (32,298)       (54,916)       255,661
                                                     ----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       125,915         21,669        190,755        405,016
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       663,764        532,110      1,613,016      1,069,749
                                                     ----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $  789,679        553,779      1,803,771      1,474,765
                                                     ==========     ==========     ==========     ==========

                                                              TEMFORFD                       WPEMGRO
                                                     -------------------------     -------------------------
                                                        1998           1997           1998           1997
                                                     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             -              -              -              -
  Mortality, expense and administration
    charges (note 2) ............................       (32,191)       (26,580)       (31,260)       (20,708)
                                                     ----------     ----------     ----------     ----------
    Net investment activity .....................       (32,191)       (26,580)       (31,260)       (20,708)
                                                     ----------     ----------     ----------     ----------

  Proceeds from mutual fund shares sold .........       699,805        324,966        504,010        679,625
  Cost of mutual fund shares sold ...............      (634,450)      (291,346)      (369,635)      (690,918)
                                                     ----------     ----------     ----------     ----------
    Realized gain (loss) on investments .........        65,355         33,620        134,375        (11,293)
  Change in unrealized gain (loss) on investments        65,375        417,356        371,651        297,498
                                                     ----------     ----------     ----------     ----------
    Net gain (loss) on investments ..............       130,730        450,976        506,026        286,205
                                                     ----------     ----------     ----------     ----------
  Reinvested capital gains ......................             -              -              -              -
                                                     ----------     ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        98,539        424,396        474,766        265,497
                                                     ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       473,208        758,702        643,534        577,194
  Transfers between funds .......................      (467,869)       256,046        (79,215)       (37,407)
  Redemptions ...................................      (263,203)      (134,025)      (363,937)       (67,933)
  Annuity benefits ..............................             -              -              -              -
  Annual contract maintenance charge (note 2) ...        (1,802)          (967)        (1,663)          (588)
  Contingent deferred sales charges (note 2) ....        (3,358)        (3,754)       (10,213)        (1,988)
  Adjustments to maintain reserves ..............            (4)           (36)           (14)           (20)
                                                     ----------     ----------     ----------     ----------
      Net equity transactions ...................      (263,028)       875,966        188,492        469,258
                                                     ----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      (164,489)     1,300,362        663,258        734,755
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     4,826,284      3,443,497      4,480,173      2,964,337
                                                     ----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     4,661,795      4,743,859      5,143,431      3,699,092
                                                     ==========     ==========     ==========     ==========

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                    WPGIFXINC
                                                        ------------------------------
                                                              1998            1997
                                                        --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $        1,493               -
  Mortality, expense and administration
    charges (note 2)...............................               (343)              -
                                                        --------------  --------------
    Net investment activity........................              1,150               -
                                                        --------------  --------------

  Proceeds from mutual fund shares sold............              7,486               -
  Cost of mutual fund shares sold..................             (7,479)              -
                                                        --------------  --------------
    Realized gain (loss) on investments............                  7               -
  Change in unrealized gain (loss) on investments .               (244)              -
                                                        --------------  --------------
    Net gain (loss) on investments.................               (237)              -
                                                        --------------  --------------
  Reinvested capital gains.........................                  -               -
                                                        --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations. .........                913               -
                                                        --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................             52,660               -
  Transfers between funds..........................                  -
  Redemptions......................................               (400)              -
  Annuity benefits.................................                  -               -
  Annual contract maintenance charge (note 2) .....                 (3)              -
  Contingent deferred sales charges (note 2) ......                (25)              -
  Adjustments to maintain reserves.................                 30               -
                                                        --------------  --------------
      Net equity transactions......................             52,262               -
                                                        --------------  --------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..............             53,175               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......                  -               -
                                                        --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............     $       53,175               -
                                                        ==============  ==============


See accompanying notes to financial statements.

                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 1998 and 1997
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              American Century: Benham Short-Term Government Fund (ACBenSTGvt)
                (formerly Twentieth Century Investors, Inc. - U.S. Governments Short-Term (TCUSGvt))
              American Century: Income & Growth Fund (ACIncGro)
              American Century: Twentieth Century Growth Fund (ACTCGro)
                (formerly Twentieth Century Investors, Inc. - Growth Investors (TCGroInv))
              American Century: Twentieth Century International Growth Fund
                (ACTCIntlGr) (formerly Twentieth Century World Investors, Inc.
                - International Equity (TCIntlEq))
              American Century: Twentieth Century Ultra Fund (ACTCUltra)
                (formerly Twentieth Century Investors, Inc. - Ultra Investors (TCUltra))
              Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester
                Fund Institutional Class (DeHYBd)
              Dreyfus A Bonds Plus, Inc. (DryABds)
              Dreyfus Appreciation Fund, Inc. (DryApp)
              Dreyfus Balanced Fund, Inc. (DryBal)
              Dreyfus S&P 500 Index Fund (Dry500Ix)
              The Dreyfus Third Century Fund, Inc. (Dry3dCen)
              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (formerly The Evergreen Total Return Fund - Class Y (EvTotRet))
              Federated High Yield Trust (FedHiYld)
              Federated Investment Series Funds, Inc. - Federated Bond Fund
                - Class F (FedBdFd)
              Fidelity Advisor Balanced Fund - Class T (FABal)
                (formerly Fidelity Advisor Income & Growth Fund - Class T
              (FAIncGr)) Fidelity Advisor Equity Income Fund - Class T (FAEqInc) Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp) Fidelity Advisor High Yield Fund - Class T (FAHiYld) Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for additional purchase payments or exchanges after May 1, 1991)
              Fidelity Equity-Income Fund (FidEqInc)
              Fidelity Magellan(R) Fund (FidMgln)
              Fidelity Puritan(R) Fund (FidPurtn)
              Portfolio of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP); Fidelity VIP - High Income Portfolio (FidVIPHI) (not available for additional purchase payments or exchanges after December 1, 1993)
              Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class I
                (FranMutSer)
              Janus Fund (JanFund)
              Janus Twenty Fund (Jan20Fd)
              Janus Worldwide Fund (JanWrldwde)
              MFS(R) World Governments Fund - Class A (MFSWdGvt)
              Nationwide(R) Bond Fund - Class D (NWBdFd) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Fund - Class D (NWFund) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Growth Fund - Class D (NWGroFd) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Intermediate U.S. Government Income Fund - Class D
                (NWUSGvt) (managed for a fee by an affiliated investment advisor)
              Neuberger & Berman Genesis Trust (NBGenesTr)
              Neuberger & Berman Guardian Trust (NBGuardTr)
                (formerly Neuberger & Berman Guardian Fund (NBGuard)
              Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
              Neuberger & Berman Partners Fund (NBPartFd)
              Oppenheimer Global Fund - Class A (OppGlob)
              Phoenix Balanced Fund Series - Class A (PhxBalFd)
              Strong Total Return Fund, Inc. (StTotRet)
              Templeton Foreign Fund - Class I (TemForFd)
              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro) Warburg Pincus Global Fixed-Income Fund - Common Shares
                (WPGlFxInc)

         At June 30, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1998, for each series, in both the accumulation and payout phases.

                                                                                                                        PERIOD
     Contract owners' equity represented by:                   UNITS         UNIT VALUE                                 RETURN
                                                              -------        ----------                                 -------
       Contracts in accumulation phase:

         American Century: Benham
         Short-Term Government Fund:
            Tax qualified ........................            139,713        $22.451909        $ 3,136,824                  2%

         American Century: Income & Growth Fund:
            Tax qualified ........................            304,121         16.382817          4,982,359                 17%

         American Century: Twentieth Century
         Growth Fund:
            Tax qualified ........................            150,723         80.370613         12,113,700                 23%

         American Century: Twentieth Century
         International Growth Fund:
            Tax qualified ........................             49,537         19.609877            971,414                 25%

         American Century: Twentieth Century
         Ultra Fund:
            Tax qualified ........................            728,938         20.672594         15,069,039                 23%

         Delaware Group Delchester High-Yield
         Bond Fund, Inc. - Delchester Fund
         Institutional Class:
            Tax qualified ........................             78,936         16.062480          1,267,908                  5%

         Dreyfus A Bonds Plus, Inc.:
            Tax qualified ........................            158,535         12.206604          1,935,174                  3%

         Dreyfus Appreciation Fund, Inc.:
            Tax qualified ........................              9,658         11.838771            114,339                 18%(a)

         Dreyfus Balanced Fund, Inc.:
            Tax qualified ........................             10,708         10.518999            112,637                  5%(a)

         Dreyfus S&P 500 Index Fund:
            Tax qualified ........................            380,514         26.741068         10,175,351                 17%

         The Dreyfus Third Century Fund, Inc.:
            Tax qualified ........................             39,616         23.600797            934,969                 17%

         Evergreen Income and Growth
         Fund - Class Y:
            Tax qualified ........................             65,035         17.624361          1,146,200                  1%

         Federated High Yield Trust
            Tax qualified ........................              3,009         10.294539             30,976                  3%

         Federated Investment Series Funds, Inc. -
         Federated Bond Fund - Class F:
            Tax qualified ........................             79,881         11.458684            915,331                  3%

         Fidelity Advisor Balanced Fund - Class T:
            Tax qualified ........................             53,032         14.528055            770,452                 10%

         Fidelity Advisor Equity Income
         Fund - Class T:
            Tax qualified ........................             94,498         16.036703          1,515,436                 12%

                                                                     (Continued)

         Fidelity Advisor Growth Opportunities
         Fund - Class T:
            Tax qualified ..........................           366,674         16.858388         6,181,533                11%

         Fidelity Advisor High Yield Fund - Class T:
            Tax qualified ..........................           228,769         13.370137         3,058,673                 5%

         Fidelity Asset Manager(TM):
            Tax qualified ..........................           230,015         16.126977         3,709,447                 7%

         Fidelity Capital & Income Fund:
            Tax qualified ..........................            25,215         50.215804         1,266,191                 7%

         Fidelity Equity-Income Fund:
            Tax qualified ..........................           234,470         78.402542        18,383,044                11%

         Fidelity Magellan(R) Fund:
            Tax qualified ..........................           724,743         26.106984        18,920,854                17%

         Fidelity Puritan(R) Fund:
            Tax qualified ..........................           643,237         21.778661        14,008,841                10%

         Fidelity VIP - High Income Portfolio:
            Tax qualified ..........................            10,454         26.353263           275,497                 4%

         Franklin Mutual Series Fund Inc. -
         Mutual Shares Fund - Class I:
            Tax qualified ..........................             8,233         10.572492            87,043                 6%(a)

         Janus Fund:
            Tax qualified ..........................           268,374         17.674019         4,743,247                21%

         Janus Twenty Fund:
            Tax qualified ..........................           395,278         25.501153        10,080,045                35%

         Janus Worldwide Fund:
            Tax qualified ..........................           408,374         15.209560         6,211,189                24%

         MFS(R) World Governments Fund - Class A:
            Tax qualified ..........................            18,601         37.243538           692,767                 2%

         Nationwide(R) Bond Fund:
            Tax qualified ..........................            35,129         42.321983         1,486,729                 4%
            Non-tax qualified ......................               176         42.140550             7,417                 4%

         Nationwide(R) Fund:
            Tax qualified ..........................            56,174        118.222382         6,641,024                21%
            Non-tax qualified ......................               284        123.140619            34,972                21%

         Nationwide(R) Growth Fund:
            Tax qualified ..........................            38,196        111.044140         4,241,442                18%
            Non-tax qualified ......................               224        117.248645            26,264                18%

         Nationwide(R) Money Market Fund:
            Tax qualified - Pre 12/25/82 ...........            34,373         26.061339           895,806                 2%
            Tax qualified ..........................           341,582         20.696800         7,069,654                 2%
            Non-tax qualified ......................               843         26.226042            22,109                 2%

         Nationwide(R) U.S. Government
         Income Fund:
            Tax qualified ..........................            18,359         11.529418           211,669                 3%

         Neuberger & Berman Genesis Trust
            Tax qualified ......................           45,136         9.937061          448,519               (1)%(a)

         Neuberger & Berman Guardian Fund:
            Tax qualified ......................          452,525        19.050074        8,620,635               12%

         Neuberger & Berman Limited Maturity
         Bond Fund:
            Tax qualified ......................           68,829        11.905741          819,460                2%

         Neuberger & Berman Partners Fund:
            Tax qualified ......................          365,382        25.290068        9,240,536                6%

         Oppenheimer Global Fund - Class A:
            Tax qualified ......................          286,254        24.291877        6,953,647               12%

         Phoenix Balanced Fund Series - Class A:
            Tax qualified ......................           50,548        15.622368          789,679               10%

         Strong Total Return Fund, Inc.:
            Tax qualified ......................           75,844        23.782647        1,803,771               16%

         Templeton Foreign Fund - Class I:
            Tax qualified ......................          336,126        13.869189        4,661,795                2%

         Warburg Pincus Emerging Growth
         Fund - Common Shares:
            Tax qualified ......................          330,022        15.585116        5,143,431               10%

         Warburg Pincus Global Fixed-Income
         Fund - Common Shares:
            Tax qualified ......................            5,259        10.111184           53,175                1%(a)
                                                          =======        =========

       Reserves for annuity contracts in payout phase:
          Tax qualified.......................                                              244,207
                                                                                       ------------
                                                                                       $202,226,421
                                                                                       ============




(a) This investment option was not being utilized for the entire period.

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220

                                                                     Bulk Rate
                                                                   U.S. Postage
                                                                       PAID
                                                                  Columbus, Ohio
                                                                  Permit No. 521












Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company